Net Loss per Share Attributable to Common Stockholders - Common Shares Excluded from the Calculation of Net Loss per Common Share Attributable to Common Stockholders (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	2,946,935	2,930,334	2,889,366	1,930,585
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	389,969	333,368	332,400	300,026
Common Stock Underlying Series A and Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share				1,630,097
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	2,556,966	2,596,966	2,556,966	462